Other Assets (Details) - Schedule of Other Assets - Previously Reported [Member] - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Non-current other assets
Prepaid expenses	€ 230,750	€ 257,267
Total	230,750	257,267
Current other assets
Prepayments on research & development projects	3,450,064	3,670,167
Prepaid expenses	1,113,552	272,999
Others	302,135	93,482
Total	4,865,751	4,036,648
Total other assets	€ 5,096,501	€ 4,293,915